Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	[1]	SFr 164,818	SFr 139,112
of which reported at fair value		308	525
Interest-bearing deposits with banks		1,323	1,298
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		103,906	92,276
of which reported at fair value		68,623	57,994
Securities received as collateral, at fair value		15,017	50,773
of which encumbered		8,455	27,614
Trading assets, at fair value		111,141	157,338
of which encumbered		30,092	52,468
Total investment securities		1,005	607
of which reported at fair value		1,005	607
of which encumbered		516	0
Other investments		5,826	5,412
of which reported at fair value		4,094	3,794
Net loans		291,686	291,908
of which reported at fair value		10,243	11,408
of which encumbered		42	179
Allowance for credit losses		(1,297)	(1,536)
Goodwill		2,917	4,426
Other intangible assets		276	237
of which reported at fair value		224	180
Brokerage receivables		16,687	35,941
Brokerage receivables, Allowance for credit losses		(4,186)	(1)
Other assets		41,231	39,637
of which reported at fair value		9,184	8,373
of which encumbered		0	167
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		588	650
Other assets, Allowance for credit losses		(30)	(43)
Total assets		755,833	818,965
Liabilities and equity
Due to banks		18,965	16,423
of which reported at fair value		477	413
Customer deposits		392,819	390,921
of which reported at fair value		3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		35,274	36,994
of which reported at fair value		13,213	13,594
Obligation to return securities received as collateral, at fair value		15,017	50,773
Trading liabilities, at fair value		27,535	45,871
Short-term borrowings		19,393	20,868
of which reported at fair value		10,690	10,740
Long-term debt		166,896	161,087
of which reported at fair value		68,722	70,976
Brokerage payables		13,060	21,653
Other liabilities		22,644	31,434
of which reported at fair value		2,592	7,780
Total liabilities		711,603	776,024
Common shares		106	98
Additional paid-in capital		34,938	33,323
Retained earnings		31,064	32,834
Treasury shares, at cost		(828)	(428)
Accumulated other comprehensive income/(loss)		(21,326)	(23,150)
Total shareholders' equity		43,954	42,677
Noncontrolling interests		276	264
Total equity		44,230	42,941
Total liabilities and equity		SFr 755,833	SFr 818,965
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[2]	3,100,747,720	3,100,747,720
Issued shares (in shares)		2,650,747,720	2,447,747,720
Treasury shares (in shares)		81,063,211	41,602,841
Common shares outstanding (in shares)		2,569,684,509	2,406,144,879
Consolidated VIEs
Assets
Cash and due from banks		SFr 108	SFr 90
Trading assets, at fair value		1,822	2,164
Other investments		1,015	1,251
Net loans		1,400	900
Other assets		1,496	1,876
Total assets		5,841	6,281
Liabilities and equity
Customer deposits		0	1
Trading liabilities, at fair value		8	10
Short-term borrowings		4,352	4,178
Long-term debt		1,391	1,746
Other liabilities		231	208
Total liabilities		5,982	6,143
Bank
Assets
Cash and due from banks	[3]	164,026	138,207
of which reported at fair value		308	525
Interest-bearing deposits with banks		1,256	1,230
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		103,906	92,276
of which reported at fair value		68,623	57,994
Securities received as collateral, at fair value		15,017	50,773
of which encumbered		8,455	27,614
Trading assets, at fair value		111,299	157,511
of which encumbered		30,092	52,468
Total investment securities		1,003	605
of which reported at fair value		1,003	605
Other investments		5,788	5,379
of which reported at fair value		4,093	3,793
Net loans		300,358	300,341
of which reported at fair value		10,243	11,408
of which encumbered		42	179
Allowance for credit losses		(1,296)	(1,535)
Goodwill		2,881	3,755
Other intangible assets		276	237
of which reported at fair value		224	180
Brokerage receivables		16,689	35,943
Brokerage receivables, Allowance for credit losses		(4,186)	(1)
Other assets		36,715	36,574
of which reported at fair value		9,184	8,373
of which encumbered		0	167
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		588	650
Other assets, Allowance for credit losses		(28)	(41)
Total assets		759,214	822,831
Liabilities and equity
Due to banks		18,960	16,420
of which reported at fair value		477	413
Customer deposits		393,841	392,039
of which reported at fair value		3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		35,368	37,087
of which reported at fair value		13,307	13,688
Obligation to return securities received as collateral, at fair value		15,017	50,773
Trading liabilities, at fair value		27,539	45,871
Short-term borrowings		25,336	21,308
of which reported at fair value		10,690	10,740
Long-term debt		160,695	160,279
of which reported at fair value		67,788	70,243
Brokerage payables		13,062	21,655
Other liabilities		21,309	30,340
of which reported at fair value		2,568	7,756
Total liabilities		711,127	775,772
Common shares		4,400	4,400
Additional paid-in capital		47,417	46,232
Retained earnings		14,932	15,871
Accumulated other comprehensive income/(loss)		(19,359)	(20,239)
Total shareholders' equity		47,390	46,264
Noncontrolling interests		697	795
Total equity		48,087	47,059
Total liabilities and equity		SFr 759,214	SFr 822,831
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200	4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 108	SFr 90
Trading assets, at fair value		1,822	2,164
Other investments		1,015	1,251
Net loans		1,400	900
Other assets		1,482	1,858
Total assets		5,827	6,263
Liabilities and equity
Customer deposits		0	1
Trading liabilities, at fair value		8	10
Short-term borrowings		4,352	4,178
Long-term debt		1,391	1,746
Other liabilities		233	207
Total liabilities		SFr 5,984	SFr 6,142

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	Includes restricted cash.
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.